BUSINESS DESCRIPTION - Assets and liabilities of the consolidated VIE (Details) - Hexin E-Commerce - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Assets and liabilities of consolidated VIE
Total assets	$ 163,889,852	$ 28,382,131
Total liabilities	$ 23,846,783	$ 4,877,775